Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	$ 11,870	¥ 83,006	¥ 25,112
Restricted cash	10	71	767
Accounts receivable, net	660	4,613	4,150
Inventory, net	78,013	545,554	207,390
Loans recognized as a result of payments under guarantees, net of provision for credit losses of RMB10,337 and RMB7,995 as of March 31, 2023 and 2024, respectively
Other receivables, net of provision for credit losses of RMB26,541 and RMB22,739 as of March 31, 2023 and 2024, respectively	3,316	23,186	14,998
Prepaid expenses and other current assets	12,506	87,466	86,977
Total current assets	106,375	743,896	339,394
Non-current assets
Property, equipment and software, net	12,219	85,447	71,420
Finance lease right-of-use assets, net	188,627	1,319,087	1,346,728
Operating lease right-of-use assets, net	38,656	270,325	194,388
Total non-current assets	239,502	1,674,859	1,612,536
Total assets	345,877	2,418,755	1,951,930
Current liabilities
Accounts payable	9,296	65,009	81,584
Other payables and other current liabilities	41,661	291,338	306,391
Current portion of finance lease liabilities	26,818	187,541	183,852
Current portion of operating lease liabilities	5,125	35,842	14,563
Total current liabilities	139,693	976,891	762,006
Non-current liabilities
Consideration payable to WeBank			27,237
Finance lease liabilities	154,627	1,081,322	1,141,118
Operating lease liabilities	35,088	245,373	180,920
Total non-current liabilities	191,145	1,336,695	1,403,188
Total liabilities	330,838	2,313,586	2,165,194
Mezzanine equity
Redeemable non-controlling interests	54,462	380,857	154,977
Subscription receivable from non-controlling interests	(6,406)	(44,800)
Total Mezzanine equity	48,056	336,057	154,977
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 8,280,000,000 and 190,100,000,000 shares authorized as of March 31, 2023 and 2024, respectively; 1,370,016,554 Class A ordinary shares and 56,340,671,538 Class A ordinary shares issued and outstanding as of March 31, 2023 and 2024, respectively; 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2023 and 2024)	6,567	45,922	39,816
Additional paid-in capital	2,769,913	19,370,282	19,007,948
Subscription receivable from shareholders	(3,027)	(21,165)	(60,467)
Accumulated other comprehensive income	33,552	234,630	227,718
Accumulated deficit	(2,840,022)	(19,900,000)	(19,583,017)
Total Uxin Limited shareholders’ deficit	(33,017)	(230,888)	(368,002)
Non-controlling interests			(239)
Total shareholders’ deficit	(33,017)	(230,888)	(368,241)
Total liabilities, mezzanine equity and shareholders’ deficit	345,877	2,418,755	1,951,930
Third Parties [Member]
Current liabilities
Short-term borrowing	56,793	397,161	174,616
Non-current liabilities
Long-term borrowing	1,430	10,000
Related Party [Member]
Current liabilities
Short-term borrowing			1,000
Non-current liabilities
Long-term borrowing			¥ 53,913